Note 8 - Premises and Equipment	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
Note
8
- Premises and Equipment

The components of premises and equipment at
December
31,
2019
and
2018
are as follows (in thousands):

	2019	2018
Land and land improvements	$292	$298
Buildings	1,695	1,456
Leasehold improvements	441	439
Furniture, fixtures and equipment	1,444	1,311
	3,872	3,504
Accumulated depreciation	(1,646)	(1,446)
Premises and equipment, net	$2,226	$2,058

Depreciation expense for the years ended
December 31, 2019
and
2018
amounted to approximately
$200,000
and
$202,000,
respectively.